CASH AND CASH EQUIVALENTS, TIME DEPOSITS AND PLEDGED DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Abstract]
Summary of Cash and Cash Equivalents, Time Deposits and Pledged Deposits

	December 31, 2024	December 31, 2023
	US$’000	US$’000
Cash and bank balances	1,127,115	1,312,773
Less: Pledged deposits	(70)	(357)
Time deposits	(840,296)	(34,703)

Cash and cash equivalents	286,749	1,277,713

Denominated in USD	230,833	1,254,969
Denominated in RMB	19,334	12,675
Denominated in EUR	36,582	10,069

Cash and cash equivalents	286,749	1,277,713